Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Number of business segments | segment	1
Number of customers representing more than ten percent of net sales | customer	0
Net sales	$ 1,870,346	$ 1,526,424	$ 1,501,848
Long-lived assets	559,372	455,243
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	17,800	15,800	$ 15,900
Long-lived assets	$ 1,500	$ 1,300